Transactions with Related Parties, detail 1 (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions
Fixed Fee	$ 575	$ 700	$ 700
Variable Fee	1.25%	1.25%	1.25%
Supervision Fee	$ 375,000	$ 550,000	$ 550,000
Sales Fee	1.00%	1.00%	1.00%
Acquisition Fee	1.00%	1.00%	1.00%
Supervision Fee, Description of Transaction		50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild